Schedule of cash and cash equivalents (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Cash on hand and petty cash	$ 3,517	$ 1,980
Checking accounts and demand deposits	94,152	647,126
Cash and cash equivalents	$ 97,669	$ 649,106	$ 559,462	$ 2,949,108